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                              ING SERIES FUND, INC.
                                  ING Bond Fund

                        Supplement dated August 16, 2004
          to the ING Fixed Income Funds' Class A, B, and C Prospectus,
                             and Class I Prospectus
                              Dated August 1, 2004
                                   and to the
              ING Direct Funds Class O Prospectus dated May 3, 2004

With respect to the Class A, B, and C Prospectus and the Class I Prospectus for the ING Fixed Income Funds:

      On August 3, 2004 the shareholders of ING Bond Fund approved the reorganization with and merger into ING Intermediate Bond Fund. The reorganization was completed on August 16, 2004. Accordingly, ING Bond Fund is no longer offering its shares. All references to ING Bond Fund in the Prospectuses are hereby deleted.

With respect to the ING Direct Funds Class O Prospectus dated May 3, 2004:

      On August 3, 2004 the shareholders of ING Bond Fund approved the reorganization with and merger into ING Intermediate Bond Fund. The reorganization was completed on August 16, 2004. Accordingly, ING Bond Fund is no longer offering its shares. All references to ING Bond Fund in the Prospectus are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                              ING SERIES FUND, INC.
                                    Bond Fund

                        Supplement dated August 16, 2004
                to the Fixed Income Funds' Classes A, B, C and I
                    Statement of Additional Information (SAI)
                            Dated September 30, 2003


With respect to the Class A, B, C and I SAI for the Fixed Income Funds:

      On August 3, 2004 the shareholders of ING Bond Fund approved the reorganization with and merger into ING Intermediate Bond Fund. The reorganization was completed on August 16, 2004. Accordingly, ING Bond Fund is no longer offering its shares. All references to ING Bond Fund in the SAI are hereby deleted.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE